Fee and Commission Income	12 Months Ended
Dec. 31, 2021
Fee and commission income [abstract]
Fee and Commission Income
29. Fee and commission income

	2021	2020	2019
Linked to credit cards	18,643,207	12,942,810	7,791,463
Linked to deposits	16,844,265	18,132,925	23,585,691
From foreign currency transactions	2,057,819	1,980,630	2,225,040
Insurance agent fee	1,971,832	2,170,045	2,332,293
Linked to securities	579,338	485,407	251,412
From guarantees granted	9,400	5,767	4,116

TOTAL	40,105,861	35,717,584	36,190,015